Timeshare Financing Receivables	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Receivables [Abstract]
Timeshare Financing Receivables

Note 4: Timeshare Financing Receivables

Timeshare financing receivables were as follows:

	September 30, 2017
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Timeshare financing receivables	$506	$687	$1,193
Less: allowance for loan loss	(29)	(109)	(138)

	$477	$578	$1,055

	December 31, 2016
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Timeshare financing receivables	$253	$892	$1,145
Less: allowance for loan loss	(9)	(111)	(120)

	$244	$781	$1,025

The interest rate charged on the notes correlates to the risk profile of the borrower at the time of purchase and the percentage of the purchase that is financed, among other factors. As of September 30, 2017, our timeshare financing receivables had interest rates ranging from 5.3 percent to 20.5 percent, a weighted average interest rate of 12.1 percent, a weighted average remaining term of 7.7 years and maturities through 2028.

We pledge a portion of our timeshare financing receivables as collateral to secure a non-recourse revolving timeshare receivable credit facility (“Timeshare Facility”) with a borrowing capacity of $450 million. As of September 30, 2017 and December 31, 2016, we had $143 million and $509 million, respectively, of gross timeshare financing receivables securing the Timeshare Facility. We recognize interest income on our timeshare financing receivables as earned. We record an estimate of uncollectibility as a reduction of revenue from VOI sales at the time revenue is recognized on a VOI sale.

In March 2017, we completed a securitization of approximately $357 million of gross timeshare financing receivables and issued approximately $291 million of 2.66 percent notes and approximately $59 million of 2.96 percent notes, which have a stated maturity date of December 2028. The securitization transactions did not qualify as sales and, accordingly, no gain or loss was recognized. The transaction is considered a secured borrowing; therefore, the proceeds from the transaction are presented as non-recourse debt (collectively, the “Securitized Debt”). See Note 8: Debt & Non-recourse debt for further discussion.

Our timeshare financing receivables as of September 30, 2017 mature as follows:

($ in millions)	Securitized and Pledged	Unsecuritized	Total
Year
2017(remaining)	$19	$28	$47
2018	76	56	132
2019	75	60	135
2020	72	65	137
2021	67	70	137
Thereafter	197	408	605

	506	687	1,193
Less: allowance for loan loss	(29)	(109)	(138)

	$477	$578	$1,055

We evaluate this portfolio collectively, since we hold a large group of homogeneous timeshare financing receivables, which are individually immaterial. We monitor the credit quality of our receivables on an ongoing basis. There are no significant concentrations of credit risk with any individual counterparty or groups of counterparties. We use a technique referred to as static pool analysis as the basis for determining our loan loss reserve requirements on our timeshare financing receivables. For static pool analysis, we use certain key dimensions to stratify our portfolio, including FICO scores, equity percentage at the time of sale and certain other factors. The adequacy of the related allowance is determined by management through analysis of several factors, such as current economic conditions and industry trends, as well as the specific risk characteristics of the portfolio including assumed default rates, aging and historical write-offs of these receivables. The allowance is maintained at a level deemed adequate by management based on a periodic analysis of the mortgage portfolio.

Our gross timeshare financing receivables balances by FICO score were as follows:

	September 30,	December 31,
($ in millions)	2017	2016
FICO score
700+	$763	$725
600-699	224	211
<600	28	28
No score(1)	178	181

	$1,193	$1,145

(1)	Timeshare financing receivables without a FICO score are primarily related to foreign borrowers.

We apply payments we receive for loans, including those in non-accrual status, to amounts due in the following order: servicing fees; interest; principal; and late charges. Once a loan is 91 days past due, we cease accruing interest and reverse the accrued interest recognized up to that point. We resume interest accrual for loans for which we had previously ceased accruing interest once the loan is less than 91 days past due. We fully reserve for a timeshare financing receivable in the month following the date that the loan is 121 days past due and, subsequently, we write off the uncollectible note against the reserve once the foreclosure process is complete and we receive the deed for the foreclosed unit.

As of September 30, 2017 and December 31, 2016, we had ceased accruing interest on timeshare financing receivables with an aggregate principal balance of $47 million and $38 million, respectively. The following tables detail an aged analysis of our gross timeshare financing receivables balance:

	September 30, 2017
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Current	$498	$635	$1,133
31 - 90 days past due	5	8	13
91 - 120 days past due	2	2	4
121 days and greater past due	1	42	43

	$506	$687	$1,193

	December 31, 2016
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Current	$248	$847	$1,095
31 - 90 days past due	3	9	12
91 - 120 days past due	1	4	5
121 days and greater past due	1	32	33

	$253	$892	$1,145

The changes in our allowance for loan loss were as follows:

	September 30, 2017
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Balance as of December 31, 2016	$9	$111	$120
Write-offs	—	(27)	(27)
Securitization	28	(28)	—
Provision for loan loss(1)	(8)	53	45

Balance as of September 30, 2017	$29	$109	$138

	September 30, 2016
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Balance as of December 31, 2015	$17	$89	$106
Write-offs	—	(27)	(27)
Provision for loan loss(1)	(6)	43	37

Balance as of September 30, 2016	$11	$105	$116

(1)	Includes activity related to repurchase of defaulted and upgraded securitized timeshare financing receivables, net of incremental provision for loan loss.

Note 4: Timeshare Financing Receivables

Timeshare financing receivables were as follows:

	December 31, 2016
($ in millions)	Securitized	Unsecuritized	Total
Timeshare financing receivables	$253	$892	$1,145
Less: allowance for loan loss	(9)	(111)	(120)

	$244	$781	$1,025

	December 31, 2015
($ in millions)	Securitized	Unsecuritized	Total
Timeshare financing receivables	$367	$715	$1,082
Less: allowance for loan loss	(17)	(89)	(106)

	$350	$626	$976

The interest rate charged on the notes correlates to the risk profile of the borrower at the time of purchase and the percentage of the purchase that is financed, among other factors. As of December 31, 2016, our timeshare financing receivables had interest rates ranging from 5.0 percent to 20.5 percent, a weighted average interest rate of 12.0 percent, a weighted average remaining term of 7.6 years and maturities through 2028.

We pledge a portion of our timeshare financing receivables as collateral to secure a non-recourse revolving timeshare receivable credit facility (“Timeshare Facility”) with a borrowing capacity of $450 million. In connection with the spin-off, in December 2016 we drew down $300 million under the Timeshare Facility, to primarily settle historical intercompany obligations to Hilton. See Note 10: Debt & Non-recourse debt for further discussion. As of December 31, 2016 and 2015, we had $509 million and $163 million, respectively, of gross timeshare financing receivables securing the Timeshare Facility.

Our timeshare financing receivables as of December 31, 2016 mature as follows:

($ in millions)	Securitized	Unsecuritized	Total
Year
2017	$49	$101	$150
2018	48	84	132
2019	45	88	133
2020	41	92	133
2021	33	96	129
Thereafter	37	431	468

	253	892	1,145
Less: allowance for loan loss	(9)	(111)	(120)

	$244	$781	$1,025

Our gross timeshare financing receivables balances by FICO score were as follows:

	December 31,
($ in millions)	2016	2015
FICO score
700+	$725	$663
600-699	211	191
<600	28	28
No score(1)	181	200

	$1,145	$1,082

(1)	Timeshare financing receivables without a FICO score are primarily related to foreign borrowers.

As of December 31, 2016 and 2015, we had ceased accruing interest on timeshare financing receivables with an aggregate principal balance of $38 million and $33 million, respectively. The following tables detail an aged analysis of our gross timeshare financing receivables balance:

	December 31, 2016
($ in millions)	Securitized	Unsecuritized	Total
Current	$248	$847	$1,095
31 - 90 days past due	3	9	12
91 - 120 days past due	1	4	5
121 days and greater past due	1	32	33

	$253	$892	$1,145

	December 31, 2015
($ in millions)	Securitized	Unsecuritized	Total
Current	$359	$677	$1,036
31 - 90 days past due	5	8	13
91 - 120 days past due	2	3	5
121 days and greater past due	1	27	28

	$367	$715	$1,082

The changes in our allowance for loan loss were as follows:

($ in millions)	Securitized	Unsecuritized	Total
December 31, 2013	$13	$79	$92
Write-offs	—	(31)	(31)
Securitizations	22	(22)	—
Provision for loan loss(1)	(7)	42	35

December 31, 2014	28	68	96
Write-offs	—	(29)	(29)
Provision for loan loss(1)	(11)	50	39

December 31, 2015	17	89	106
Write-offs	—	(35)	(35)
Provision for loan loss(1)	(8)	57	49

December 31, 2016	$9	$111	$120

(1)	Includes activity related to repurchase of defaulted and upgraded securitized timeshare financing receivables, net of incremental provision for loan loss.